COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended
	Nov. 16, 2023	Apr. 28, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Litigation settlement	$ 3,152
Independent Advisory Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares		1,403,973